Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance (“PVP”)
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between compensation actually paid to our Named Executive Officers (NEOs) and certain financial performance metrics of the Company using a methodology that has been prescribed by the SEC.

Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1) (2)	Value of Initial Fixed $100 Investment Based on:		Net Income (Loss) ($ millions)	Adjusted EBITDA (4) ($ millions)
					Total Shareholder Return	Peer Group Total Shareholder Return (3)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2023	$6,729,013	$9,225,794	$1,361,854	$1,727,830	$106.81	$195.54	$118.5	$323.0
2022	$6,131,892	$1,994,311	$1,464,994	$485,335	$84.82	$133.64	$144.6	$364.0
2021	$6,447,574	$8,298,277	$1,801,001	$2,269,987	$128.02	$163.07	$54.4	$276.0

(1)
Mr. Rossi served as our principal executive officer (PEO) for the full fiscal year in 2023, 2022, and 2021. Our non-PEO
named executive officers (NEOs) included: (a) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (b) for fiscal year 2022, Mr. Damon Audia, our former Vice President and Chief Financial Officer, Messrs. Chowbey, Watson, Cardenas, and Ms. Judith Bacchus, our Vice President and Chief Administrative Officer; and (c) for fiscal year 2021, Mr. Peter Dragich, our former Vice President and Chief Operations Officer, Metal Cutting, Messrs. Audia and Cardenas, and Mses. Bacchus and Keating.

(2)
The following amounts were deducted from / added to Summary Compensation Table (SCT) total compensation in accordance with the
SEC-mandated
adjustments to calculate Compensation Actually Paid (CAP) to our principal executive officer (PEO) and average CAP to our non-PEO
named executive officers. The fair value of equity awards was determined using methodologies and assumptions developed in a manner substantively consistent with those used to determine the grant date fair value of
such awards.

PEO SCT Total to CAP Reconciliation

Fiscal Year	2021	2022	2023

SCT Total	$6,447,574	$6,131,892	$6,729,013

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0

+ Service Cost of Pension in Fiscal Year	$0	$0	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,800,016)	($3,774,347)	($4,417,134)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$6,255,292	$2,630,055	$5,136,155

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	($847,928)	($2,347,254)	$1,234,467

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$68,517	$47,370	$220,778

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($886,412)	$0

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$174,837	$193,007	$322,513

Compensation Actually Paid	$8,298,277	$1,994,311	$9,225,794

Non-PEO
NEO Average SCT Total to Average CAP Reconciliation

Fiscal Year	2021	2022	2023

Average SCT Total	$1,801,001	$1,464,994	$1,361,854

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	($247,188)	($265,465)	$0

+ Service Cost of Pension in Fiscal Year	$396,938	$178,791	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($701,109)	($741,024)	($585,894)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,150,583	$389,506	$713,822

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	($67,579)	($181,308)	$145,563

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,407	($3,863)	$51,614

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($442,016)	$0

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$37,734	$16,382	$40,871

Average Compensation Actually Paid	$2,269,987	$485,335	$1,727,830

(3)	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.

(4)	Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	Our
non-PEO
	named executive officers (NEOs) included: (a) for fiscal year 2023, Messrs. Watson, Chowbey, Cardenas, and Ms. Keating; (b) for fiscal year 2022, Mr. Damon Audia, our former Vice President and Chief Financial Officer, Messrs. Chowbey, Watson, Cardenas, and Ms. Judith Bacchus, our Vice President and Chief Administrative Officer; and (c) for fiscal year 2021, Mr. Peter Dragich, our former Vice President and Chief Operations Officer, Metal Cutting, Messrs. Audia and Cardenas, and Mses. Bacchus and Keating.
Peer Group Issuers, Footnote	The Peer Group for which Total Shareholder Return is provided in column (g) is the S&P 400 Capital Goods Index.
PEO Total Compensation Amount	$ 6,729,013	$ 6,131,892	$ 6,447,574
PEO Actually Paid Compensation Amount	$ 9,225,794	1,994,311	8,298,277
Adjustment To PEO Compensation, Footnote

Fiscal Year	2021	2022	2023

SCT Total	$6,447,574	$6,131,892	$6,729,013

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	$0	$0	$0

+ Service Cost of Pension in Fiscal Year	$0	$0	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($3,800,016)	($3,774,347)	($4,417,134)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$6,255,292	$2,630,055	$5,136,155

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	($847,928)	($2,347,254)	$1,234,467

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$68,517	$47,370	$220,778

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($886,412)	$0

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$174,837	$193,007	$322,513

Compensation Actually Paid	$8,298,277	$1,994,311	$9,225,794

Non-PEO NEO Average Total Compensation Amount	$ 1,361,854	1,464,994	1,801,001
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,727,830	485,335	2,269,987
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	2021	2022	2023

Average SCT Total	$1,801,001	$1,464,994	$1,361,854

- Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year	($247,188)	($265,465)	$0

+ Service Cost of Pension in Fiscal Year	$396,938	$178,791	$0

+ Prior Service Cost of Pension in Fiscal Year	$0	$0	$0

- Grant Date Fair Value of Stock Awards Granted in Fiscal Year	($701,109)	($741,024)	($585,894)

± Fair Value at Fiscal Year-End of Outstanding and Unvested Stock Awards Granted in Fiscal Year	$1,150,583	$389,506	$713,822

± Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years	($67,579)	($181,308)	$145,563

± Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$0	$0	$0

± Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$19,407	($3,863)	$51,614

- Fair Value as of Prior Fiscal Year-End of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	($442,016)	$0

+ Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year	$37,734	$16,382	$40,871

Average Compensation Actually Paid	$2,269,987	$485,335	$1,727,830

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
TABULAR LIST OF MOST IMPORTANT PERFORMANCE MEASURES
The four items listed below represent the most important performance metrics we used to determine CAP for Fiscal 2023 as further described in our Compensation Discussion and Analysis (CD&A).

Most Important Performance Measures
• Adjusted EBITDA • Primary Working Capital as a Percent of Sales • Adjusted EBITDA Margin • Adjusted ROIC

Total Shareholder Return Amount	$ 106.81	84.82	128.02
Peer Group Total Shareholder Return Amount	195.54	133.64	163.07
Net Income (Loss)	$ 118,500,000	$ 144,600,000	$ 54,400,000
Company Selected Measure Amount	323,000,000	364,000,000	276,000,000
PEO Name	Mr. Rossi
Measure:: 1
Pay vs Performance Disclosure
Compensation Actually Paid vs. Other Measure
Name	Adjusted EBITDA
Non-GAAP Measure Description	Adjusted EBITDA is a Non-GAAP financial measure. (see Appendix A for a reconciliation to GAAP).
Measure:: 2
Pay vs Performance Disclosure
Name	Primary Working Capital as a Percent of Sales
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
Measure:: 4
Pay vs Performance Disclosure
Name	Adjusted ROIC
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 1,234,467
PEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	$ 0	$ 0
PEO | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,417,134)	(3,774,347)	(3,800,016)
PEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,136,155	2,630,055	6,255,292
PEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,347,254)	(847,928)
PEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,778	47,370	68,517
PEO | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(886,412)	0
PEO | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	322,513	193,007	174,837
Non-PEO NEO | Change in Actuarial Present Value of Pension Plans Reported in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(265,465)	(247,188)
Non-PEO NEO | Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	178,791	396,938
Non-PEO NEO | Prior Service Cost of Pension in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Grant Date Fair Value of Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(585,894)	(741,024)	(701,109)
Non-PEO NEO | Fair Value at Fiscal YearEnd of Outstanding and Unvested Stock Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	713,822	389,506	1,150,583
Non-PEO NEO | Change in Fair Value of Outstanding and Unvested Stock Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	145,563	(181,308)	(67,579)
Non-PEO NEO | Fair Value at Vesting of Stock Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,614	(3,863)	19,407
Non-PEO NEO | Fair Value as of Prior Fiscal YearEnd of Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	(442,016)	0
Non-PEO NEO | Dividends or Other Earnings Paid on Stock Awards in the Fiscal Year Prior to the Vesting Date that are not otherwise included in the Total Compensation for the Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 40,871	$ 16,382	$ 37,734